FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/16





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 96.71%


Crude Petroleum and Natural Gas-3.47%
   Stone Energy Corp. (a)                    29,155		   23,032
   Vaalco Energy Inc. (a)                   501,498           471,408
                                                             --------
                                                              494,440

Fabricated Rubber Products-6.20%
   Cooper Tire & Rubber	 23,878	        883,864

Retail-2.63%
   EZ Corp. (a)     			        126,232	        374,909

Air Transportation, Scheduled-10.75%
   Hawaiian Holdings Inc. (a)     		   18,390	        867,824
   Skywest Inc.                              33,200           663,668
                                                             --------
                                                            1,531,492

Gold Ore Mining-9.38%
   IAMGOLD (a)     			        604,387	      1,335,695

Apparel and Accessory Stores-18.46%
   Express Inc.   (a)                        34,013           728,218
   Tillys Inc.    (a)                        80,259           536,933
   Guess Inc.                                28,249           530,234
   Abercrombie & Fitch                       26,462           834,611
                                                             --------
                                                            2,629,996

Oil & Gas Field Exploration Services-3.27%
   Dawson Geophysical                       101,958           465,948

Petroleum Refining-2.69%
   Alon USA Energy                           37,101           382,882

Trucking, except local-3.67%
   ArcBest Corp			   24,204           522,564

Primary Production of Aluminum-4.97%
   Century Aluminum                         100,466           708,285



-	Continued ?
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2016

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------

Business Services-2.96%
   Liquidity Services  (a)                   81,500           422,170

State Commercial Banks-4.49%
   Marlin Business Services                  44,695           639,585

Poultry Slaughtering and Processing-5.71%
   Sanderson Farms		    9,028           814,145

Educational Services-4.22%
   ITT Educational Svcs  (a)                194,271           600,297

Mining Machinery & Equip, except oil & Gas-5.76%
    Joy Global                               51,090           821,016

Alkalie & Chlorine-3.37%
    Olin                                     27,624           479,829

Computer Integrated Sys Design-2.52%
    Unisys Corp                              46,668           359,344

Fabricated Structural Metal Products-2.19%
    Gulf Island Fabrication                  39,682           311,504
                                                             --------

Total common stocks (cost $18,838,622)                  $  13,778,067





















- Continued -

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2016




SHORT-TERM INVESTMENTS ? 0.95%
   Schwab Money Fund-Bears interest at approx 0.01%
       			                                     469,916
                                                            --------

   Total short-term investments (cost $ 469,916)             469,916
                                                            --------

Total investment securities ? 100.00% (cost $19,308,538)  14,247,983

Other assets less liabilities ? (0.00)%                         (760)
                                                            --------

Net assets ? 100.00%                                   $  14,247,224
                                                        ============









The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.







Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)



The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2016:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $14,247,983          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $14,247,983          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.




















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2016 were $0.00 and $0.00, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($5,060,555), of which $2,077,714 related to unrealized appreciation of securities and ($7,138,268) related to unrealized depreciation of securities. The cost of investments at March 31, 2016 for Federal Income tax purposes was $18,838,622, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and
procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.
b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                                       -------------------------
                                                    Laura S. Adams
                                                    President

Date:  5/2/2016






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                                   -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  5/2/2016